UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08921

CREDIT SUISSE LARGE CAP BLEND FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2008 to March 31, 2008

Item 1:             Schedule of Investments

Credit Suisse Large Cap Blend Fund

Schedule of Investments

March 31, 2008 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (96.2%)
Aerospace & Defense (3.4%)
Boeing Co.	6,200	$461,094
L-3 Communications Holdings, Inc.§	2,100	229,614
Lockheed Martin Corp.	3,700	367,410
Rockwell Collins, Inc.	4,400	251,460
United Technologies Corp.	3,700	254,634
		1,564,212
Air Freight & Couriers (1.0%)
FedEx Corp.§	3,900	361,413
United Parcel Service, Inc. Class B	1,100	80,322
		441,735
Auto Components (1.1%)
Autoliv, Inc.§	3,100	155,620
Johnson Controls, Inc.§	10,100	341,380
		497,000
Banks (6.2%)
Bank of America Corp.	24,401	925,042
Bank of New York Mellon Corp.	10,000	417,300
Cullen/Frost Bankers, Inc.§	4,700	249,288
Northern Trust Corp.	4,500	299,115
PNC Financial Services Group, Inc.§	5,300	347,521
U.S. Bancorp§	13,400	433,624
Wachovia Corp.§	1,700	45,900
Wells Fargo & Co.	6,300	183,330
		2,901,120
Beverages (2.2%)
Coca-Cola Co.	4,200	255,654
Pepsi Bottling Group, Inc.§	8,100	274,671
PepsiCo, Inc.	6,700	483,740
		1,014,065
Biotechnology (0.9%)
Amgen, Inc.*	6,500	271,570
Celgene Corp.*§	1,650	101,128
Genzyme Corp.*	550	40,997
		413,695
Chemicals (2.1%)
Dow Chemical Co.§	6,000	221,100
Hercules, Inc.§	14,600	267,034
Monsanto Co.§	4,400	490,600
		978,734
Commercial Services & Supplies (0.1%)
Herman Miller, Inc.§	1,900	46,683

Commingled Fund (1.7%)
SPDR Trust Series 1	6,100	805,017

Communications Equipment (1.1%)
Cisco Systems, Inc.*	20,000	481,800
QUALCOMM, Inc.	900	36,900
		518,700
Computers & Peripherals (3.6%)
Apple Computer, Inc.*	3,500	502,250
Hewlett-Packard Co.	12,300	561,618
International Business Machines Corp.	3,600	414,504

	Number of
	Shares	Value

COMMON STOCKS
Computers & Peripherals
Western Digital Corp.*	8,000	$216,320
		1,694,692
Containers & Packaging (0.6%)
Ball Corp.§	5,700	261,858

Diversified Financials (6.7%)
American Express Co.	500	21,860
Capital One Financial Corp.§	500	24,610
Charles Schwab Corp.	15,300	288,099
Citigroup, Inc.	21,300	456,246
Franklin Resources, Inc.§	2,200	213,378
GLG Partners, Inc.§	9,300	110,391
Goldman Sachs Group, Inc.	3,000	496,170
Investment Technology Group, Inc.*	600	27,708
Janus Capital Group, Inc.§	3,900	90,753
JPMorgan Chase & Co.§	8,600	369,370
Nasdaq OMX Group, Inc.*	1,700	65,722
Nymex Holdings, Inc.§	1,700	154,071
State Street Corp.§	4,600	363,400
T. Rowe Price Group, Inc.§	5,300	265,000
Western Union Co.§	6,700	142,509
		3,089,287
Diversified Telecommunication Services (3.8%)
AT&T, Inc.	31,122	1,191,972
Verizon Communications, Inc.§	15,900	579,555
		1,771,527
Electric Utilities (2.3%)
Edison International§	3,200	156,864
Entergy Corp.	3,100	338,148
FPL Group, Inc.	4,500	282,330
Public Service Enterprise Group, Inc.	7,000	281,330
Reliant Energy, Inc.*§	1,000	23,650
		1,082,322
Electrical Equipment (1.0%)
Energizer Holdings, Inc.*§	2,500	226,200
Rockwell Automation, Inc.§	4,500	258,390
		484,590
Electronic Equipment & Instruments (0.1%)
Waters Corp.*§	700	38,990

Energy Equipment & Services (1.1%)
ENSCO International, Inc.§	5,100	319,362
Halliburton Co.	700	27,531
Schlumberger, Ltd.	2,100	182,700
		529,593
Food & Drug Retailing (1.3%)
CVS Caremark Corp.§	600	24,306
Kroger Co.§	12,400	314,960
Safeway, Inc.§	9,500	278,825
		618,091
Food Products (0.7%)
General Mills, Inc.	3,300	197,604
Kellogg Co.	2,300	120,888
		318,492

	Number of
	Shares	Value

COMMON STOCKS
Gas Utilities (0.1%)
Sempra Energy§	700	$37,296

Healthcare Equipment & Supplies (2.0%)
Applera Corp. - Applied Biosystems Group§	4,000	131,440
Becton Dickinson & Co.	1,000	85,850
Kinetic Concepts, Inc.*§	4,900	226,527
Medtronic, Inc.	9,400	454,678
Millipore Corp.*§	300	20,223
		918,718
Healthcare Providers & Services (1.2%)
Aetna, Inc.	7,200	303,048
Humana, Inc.*	4,200	188,412
McKesson Corp.§	1,300	68,081
UnitedHealth Group, Inc.	500	17,180
		576,721
Hotels, Restaurants & Leisure (0.3%)
McDonald’s Corp.	600	33,462
Starwood Hotels & Resorts Worldwide, Inc.	1,700	87,975
		121,437
Household Durables (0.6%)
Whirlpool Corp.§	3,300	286,374

Household Products (3.1%)
Clorox Co.	5,200	294,528
Procter & Gamble Co.	16,200	1,135,134
		1,429,662
Industrial Conglomerates (5.9%)
3M Co.	5,900	466,985
General Electric Co.	48,100	1,780,181
Honeywell International, Inc.	2,000	112,840
Tyco International, Ltd.§	8,600	378,830
		2,738,836
Insurance (3.8%)
ACE, Ltd.§	4,400	242,264
American International Group, Inc.§	11,800	510,350
Aon Corp.§	4,000	160,800
Assurant, Inc.	500	30,430
Prudential Financial, Inc.§	4,900	383,425
SAFECO Corp.	3,300	144,804
Travelers Companies, Inc.	1,600	76,560
Unum Group§	10,600	233,306
		1,781,939
Internet & Catalog Retail (0.0%)
Amazon.com, Inc.*§	200	14,260

Internet Software & Services (0.8%)
eBay, Inc.*§	900	26,856
Google, Inc. Class A*§	800	352,376
		379,232
IT Consulting & Services (0.4%)
Accenture, Ltd. Class A§	4,600	161,782
Electronic Data Systems Corp.	1,400	23,310
		185,092
Leisure Equipment & Products (0.7%)
Callaway Golf Co.§	1,700	24,956

	Number of
	Shares	Value

COMMON STOCKS
Leisure Equipment & Products
Mattel, Inc.	14,800	$294,520
		319,476
Machinery (3.8%)
Caterpillar, Inc.§	6,400	501,057
Cummins, Inc.§	6,000	280,920
Danaher Corp.	4,200	319,326
Eaton Corp.	3,500	278,845
Manitowoc Company, Inc.§	1,000	40,800
PACCAR, Inc.§	3,500	157,500
Parker Hannifin Corp.§	2,500	173,175
		1,751,623
Media (2.2%)
Comcast Corp. Class A§	1,200	23,208
DIRECTV Group, Inc.*§	11,400	282,606
Liberty Media Corp. - Capital Series A*§	10,500	165,270
Regal Entertainment Group Class A§	11,600	223,764
Walt Disney Co.§	11,100	348,318
		1,043,166
Metals & Mining (1.6%)
Alcoa, Inc.	3,300	118,998
Freeport-McMoRan Copper & Gold, Inc.§	3,476	334,461
Nucor Corp.§	4,400	298,056
		751,515
Multiline Retail (1.6%)
Wal-Mart Stores, Inc.	14,200	748,056

Oil & Gas (9.8%)
Apache Corp.	1,300	157,066
Chevron Corp.§	11,100	947,496
ConocoPhillips	8,600	655,406
Exxon Mobil Corp.§	24,400	2,063,752
Marathon Oil Corp.	5,000	228,000
Occidental Petroleum Corp.	6,900	504,873
		4,556,593
Pharmaceuticals (6.5%)
Abbott Laboratories	2,100	115,815
Bristol-Myers Squibb Co.	19,000	404,700
Forest Laboratories, Inc.*	5,600	224,056
Johnson & Johnson	15,400	998,998
Merck & Company, Inc.	11,800	447,810
Pfizer, Inc.	38,400	803,712
		2,995,091
Road & Rail (1.6%)
Burlington Northern Santa Fe Corp.§	3,800	350,436
Union Pacific Corp.§	3,200	401,216
		751,652
Semiconductor Equipment & Products (3.3%)
Analog Devices, Inc.	9,100	268,632
Intel Corp.	35,600	754,008
MEMC Electronic Materials, Inc.*	1,200	85,080
Texas Instruments, Inc.	14,300	404,261
		1,511,981
Software (3.6%)
Microsoft Corp.§	40,700	1,155,066

	Number of
	Shares	Value

COMMON STOCKS
Software
Oracle Corp.*	25,800	$504,648
		1,659,714
Specialty Retail (1.1%)
AutoZone, Inc.*§	900	102,447
Best Buy Company, Inc.§	6,600	273,636
The Gap, Inc.§	5,900	116,112
		492,195
Tobacco (1.2%)
Altria Group, Inc.	7,500	166,500
Philip Morris International Inc.*	7,500	379,350
UST, Inc.§	600	32,712
		578,562
TOTAL COMMON STOCKS (Cost $43,015,073)		44,699,594

SHORT-TERM INVESTMENTS (33.8%)
State Street Navigator Prime Portfolio§§	13,875,015	13,875,015

	Par
	(000)
State Street Bank and Trust Co. Euro Time Deposit, 1.10%, 4/01/08	$1,806	1,806,000

TOTAL SHORT-TERM INVESTMENTS (Cost $15,681,015)		15,681,015

TOTAL INVESTMENTS AT VALUE (130.0%) (Cost $58,696,088)		60,380,609

LIABILITIES IN EXCESS OF OTHER ASSETS (-30.0%)		(13,938,212)

NET ASSETS (100.0%)		$46,442,397

*                      Non-income producing security.

§                      Security or portion thereof is out on loan.

§§               Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•      Level 1 – quoted prices in active markets for identical investments

•      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$58,574,609	$—
Level 2 - Other Significant Observable Inputs	1,806,000	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$60,380,609	$—

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost – At March 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $58,696,088, $4,421,784 and $(2,737,263), $1,684,521 respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                Controls and Procedures

(a)                          As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE LARGE CAP BLEND FUND, INC.

/s/Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	May 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	May 19, 2008

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 19, 2008